INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2022
Pono Capital Corp [Member]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Following the closing of the Initial Public Offering on August 13, 2021 and the sale of the Over-allotment Option Units on August 18, 2021, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one common stock and three-quarters of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase three-quarters of one common stock at an exercise price of $11.50 per whole share.